Income Taxes - Temporary differences (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Property and equipment	$ 22,650	$ 18,535
Depletion	479	453
Unrealized rents	1,803	1,608
Prepaid expenses	1,306	1,913
Gross deferred tax liabilities	26,238	22,509
Insurance liabilities	786	1,744
Employee benefits and other	2,758	2,508
Gross deferred tax assets	3,544	4,252
Net deferred tax liability	$ 22,694	$ 18,257